Plant and equipment, net	6 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Plant and equipment, net

Note 6 – Plant and equipment, net

Plant and equipment consist of the following:

	December 31, 2022	June 30, 2022
	(Unaudited)
Office equipment	39,602	39,602
Less: Accumulated depreciation	(15,974)	(9,374)
Plant and equipment, net	$23,628	$30,228

Depreciation expense was $6,600 and $864,493 for the six months ended December 31, 2022 and 2021 respectively.